COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

28. COMMITMENTS AND CONTINGENCIES

28.1 Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2011 are as follows:

	RMB	US$
		(Note 3)

2012	15,089,018	2,397,404
2013	4,724,965	750,721
2014	242,094	38,465

	20,056,077	3,186,590

Total rental expenses amounted to RMB62.1 million, RMB18.4 million and RMB21.2 million (US$3.4 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

28.2 Other contractual obligations

As of December 31, 2011, the license fee the Group has committed to pay upon the commercial launches of the licensed games was US$0.7 million.

28.3 Contingencies

On June 18, 2007, Beijing Beida Founder Electronics Company filed a lawsuit in the Beijing High Court against two other companies and two wholly-owned subsidiaries of the Group, alleging that the defendants had, through a game that the two subsidiaries licensed and are operating, infringed its intellectual property rights with respect to certain of its copyrighted fonts. The plaintiff in the case demanded, among others, that the defendants cease such alleged infringing use and pay RMB100 million for its alleged losses. The Group intends to assert its rights in the court of law. Based on the on-going assessment by the Group’s management and external legal counsel, the management believes that the likelihood for the Group to pay compensation is probable and the amount of compensation and legal fees estimated by management and external legal counsel is measurable. The lawsuit was heard on November 26, 2009 by the Beijing Superior Court. The Group asserted its rights in the court. On February 3, 2010, the court issued a judgment against the Group and other defendants in the lawsuits for infringing certain intellectual property rights of the plaintiff. Based on the court’s judgment, the Group shall pay a total of RMB1.6 million compensation to the plaintiff. Subsequently, the plaintiff filed an appeal challenging the judgment. Based on advice from external legal counsel, the Group’s management believes that it is most probable that the appellate court will uphold the judgment. As of December 31, 2009, the Group had accrued RMB6.1 million for this litigation, including legal fees, based on the latest development. The Group has paid RMB4.5 million and RMB1.2 million in 2010 and 2011, respectively, and further accrued RMB2.8 million and RMB0.3 million for compensation and legal fees relating to this litigation during the years ended December 31, 2010 and 2011, respectively. The amount of compensation and legal fees is subject to the final result of the appeal, which is still in process.

On October 21, 2009, a securities class action lawsuit, entitled Glaser v. The9 Ltd. et al., Case No. 09-Civ-8904 was filed in the United States District Court for the Southern District of New York against the Group in connection with the non-renewal of the WoW license agreement with Blizzard Entertainment, Inc. The plaintiffs in this case allege that the defendants misrepresented or failed to make material disclosures regarding the likelihood that we would be renewing the WoW license agreement with Blizzard Entertainment, Inc. The plaintiffs allege federal securities law violations and seek unspecified damages. On November 4, 2009, an additional securities class action lawsuit, entitled O’Dea v. The9 Ltd. et al., Case No. 09-Civ-9166 was filed in the United States District Court for the Southern District of New York against the same defendants with substantially the same allegations. The court consolidated these complaints into a single action on February 2, 2010, and the consolidated complaint was filed on March 19, 2010. The Group filed a motion to dismiss the consolidated complaint on May 28, 2010. The plaintiffs filed their opposition to the motion to dismiss on July 12, 2010, to which the Group filed a reply on August 11, 2010. In March 2011, the court granted the Company’s motion to dismiss. In May 2011 the plaintiffs filed a stipulation of voluntary dismissal and accordingly, no accruals had been provided.

In May 2011, Diego Maradona filed a lawsuit in the Beijing No. 1 Intermediate People’s Court against Shanghai IT and a third party company in China, alleging that the defendants used his name and image in a web and social game operated by the Group without his authorization. In July 2011, the plaintiff amended his compliant to include The9 Computer as a defendant. The plaintiff in the case demanded, among others, that the defendants to pay RMB20 million for its alleged losses. Based on the Group’s estimation, which was based on the advice from external legal counsel, it is probable the Group may lose the lawsuit and the estimated contingent loss is approximately RMB2 million based on historical record of such civil lawsuit. Accordingly, the Group accrued the RMB2 million (US$0.3 million) contingent loss for the year ended December 31, 2011.